Income tax - Operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Income tax
Operating loss carry forwards	$ 68,143
Underpaid tax claw back period	5 years
2024
Income tax
Operating loss carry forwards	$ 724
2025
Income tax
Operating loss carry forwards	4,681
2026
Income tax
Operating loss carry forwards	7,888
2027
Income tax
Operating loss carry forwards	18,936
2028
Income tax
Operating loss carry forwards	22,743
Tax loss with no expiry
Income tax
Operating loss carry forwards	$ 13,171